CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Earnings	CAD 891	CAD 466
Adjustments for
Share of profit of investments in equity accounted investees	(116)	(1)
Distributions from equity accounted investees	157	13
Depreciation and amortization	382	293
Unrealized (gain) loss on commodity-related derivative financial instruments	(23)	61
Net finance costs	185	153
Net interest paid	(153)	(91)
Income tax expense	142	189
Taxes paid	(30)	(3)
Share-based compensation expense	73	46
Share-based compensation payment	(22)	(20)
Loss on asset disposal	12	10
Payments received and deferred	49	2
Amortization of deferred revenue	(16)	(5)
Change in non-cash operating working capital	(18)	(36)
Cash flow from operating activities	1,513	1,077
Financing activities
Bank borrowings and issuance of debt	2,542	650
Repayment of loans and borrowings	(1,279)	(333)
Issuance of common shares	0	345
Issuance of preferred shares	400	420
Issuance of medium term notes	1,200	500
Issue costs and financing fees	(23)	(31)
Exercise of stock options	46	16
Dividends paid (net of shares issued under the dividend reinvestment plan)	(781)	(351)
Cash flow from financing activities	2,105	1,216
Investing activities
Capital expenditures	(1,839)	(1,745)
Contributions to investments in equity accounted investees	(7)	(2)
Acquisitions	(1,338)	(566)
Interest paid during construction	(63)	(72)
Recovery of assets or proceeds from sale	2	37
Advances to related parties	(23)	0
Changes in non-cash investing working capital and other	(64)	62
Cash flow used in investing activities	(3,332)	(2,286)
Change in cash and cash equivalents	286	7
Cash and cash equivalents, beginning of year	35	28
Cash and cash equivalents, end of year	CAD 321	CAD 35